SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		$ 2,120	$ 6,606
Portion of Long term debt reclassified			34
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		$ 1,326	4,229
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member] | Minimum [Member]
Short-term Debt [Line Items]
Annual interest rate		2.60%
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member] | Maximum [Member]
Short-term Debt [Line Items]
Annual interest rate		4.45%
Short term credit from others [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		$ 612	1,534
Annual interest rate		4.15%
Long-term debt from banks in NIS bears interest of Prime rate [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	[1]	$ 182	$ 843
Annual interest rate	[1]	2.75%

[1]	The amount of $34 has been classified from long term debt as of December 31, 2018 since the Company was not in compliance with its banks covenants as of this date.